Leases (Details)	Jun. 13, 2024 USD ($) m²	Jun. 13, 2024 ILS (₪) m²	Mar. 31, 2024 USD ($)	Dec. 25, 2023 USD ($) m²	Dec. 25, 2023 ILS (₪) m²	Oct. 31, 2025
Leases [Line Items]
Total area of land | m²	40	40		120	120
Rent increased	$ 3,400	₪ 12,500		$ 6,500	₪ 23,300
Termination fees | $			$ 13,000
Payment for termination fees | $			$ 3,000
Tel Aviv [Member]
Leases [Line Items]
Total area of land | m²	386	386		240	240
2021 Lease [Member]
Leases [Line Items]
Estimated incremental borrowing percentage						10.00%